Segment Information (Segment Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ORIX USA
Segment Reporting Information [Line Items]
Goodwill and intangible assets acquired in business combination attributed to non controlling interest	¥ 0	¥ 0	¥ 0
Goodwill and intangible assets attributed to redeemable non controlling interest	47,981	0	0
ORIX Europe
Segment Reporting Information [Line Items]
Goodwill and intangible assets acquired in business combination attributed to non controlling interest	7,196	6,660	7,182
Goodwill and intangible assets attributed to redeemable non controlling interest	¥ 0	¥ 0	¥ 0